Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 740,433	$ 593,153	$ 560,469	$ 654,737	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 2,548,792	$ 2,460,490	$ 2,463,625
Operating income	130,668	30,132	43,408	119,492	117,963	15,539	28,116	134,096	117,586	16,143	25,047	129,556	323,700	295,714	288,332
Net Income	96,396	10,420	18,121	69,005	65,694	2,907	9,099	75,355	66,698	(4,210)	5,063	71,879	193,942	153,055	139,430
Operating revenues	740,433	593,153	560,469	654,737	641,525	539,969	547,748	731,248	685,405	505,396	538,604	734,220	2,548,792	2,460,490	2,463,625
Operating income	130,668	30,132	43,408	119,492	117,963	15,539	28,116	134,096	117,586	16,143	25,047	129,556	323,700	295,714	288,332
Continuing operations	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	$ 193,841	$ 152,041	$ 138,317
Basic earnings per common share (1)	$ 2.00	$ 0.21	$ 0.38	$ 1.46	$ 1.37	$ 0.05	$ 0.19	$ 1.59	$ 1.40	$ (0.10)	$ 0.11	$ 1.54	$ 4.04	$ 3.20	$ 2.94
Diluted earnings per common share (1)	$ 2.00	$ 0.21	$ 0.37	$ 1.45	$ 1.36	$ 0.05	$ 0.19	$ 1.58	$ 1.38	$ (0.10)	$ 0.10	$ 1.53	$ 4.04	$ 3.18	$ 2.92
Net income (loss)	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	$ 193,841	$ 152,041	$ 138,317
Basic earnings per common share (1)	$ 2.00	$ 0.21	$ 0.38	$ 1.46	$ 1.37	$ 0.05	$ 0.19	$ 1.59	$ 1.40	$ (0.10)	$ 0.11	$ 1.54	$ 4.04	$ 3.20	$ 2.94
Diluted earnings per common share (1)	$ 2.00	$ 0.21	$ 0.37	$ 1.45	$ 1.36	$ 0.05	$ 0.19	$ 1.58	$ 1.38	$ (0.10)	$ 0.10	$ 1.53	$ 4.04	$ 3.18	$ 2.92
Southwest Gas Corporation [Member]
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues					$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220
Operating income					117,963	15,539	28,116	134,096	117,586	16,143	25,047	129,556	$ 276,650	$ 236,728	$ 234,783
Net Income													156,818	153,055	139,430
Operating revenues					641,525	539,969	547,748	731,248	685,405	505,396	538,604	734,220
Operating income					117,963	15,539	28,116	134,096	117,586	16,143	25,047	129,556	276,650	236,728	234,783
Continuing operations					65,180	2,472	8,943	75,446	66,119	(4,734)	4,949	71,983	156,818	152,041	138,317
Net income (loss)					65,180	2,472	8,943	75,446	66,119	(4,734)	4,949	71,983	$ 156,818	$ 152,041	$ 138,317
Southwest Gas Corporation [Member] | Continuing Operations [Member]
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues					340,485	200,179	255,648	525,100	395,461	219,420	286,643	553,115
Operating income					95,745	(10,231)	15,269	135,945	93,928	(9,274)	12,958	137,171
Operating revenues					340,485	200,179	255,648	525,100	395,461	219,420	286,643	553,115
Operating income					95,745	(10,231)	15,269	135,945	93,928	(9,274)	12,958	137,171
Continuing operations					51,887	(12,405)	2,358	77,583	52,300	(18,939)	(657)	78,921
Net income (loss)					51,887	(12,405)	2,358	77,583	52,300	(18,939)	(657)	78,921
Southwest Gas Corporation [Member] | Discontinued Operations [Member]
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues					301,040	339,790	292,100	206,148	289,944	285,976	251,961	181,105
Operating income					22,218	25,770	12,847	(1,849)	23,658	25,417	12,089	(7,615)
Operating revenues					301,040	339,790	292,100	206,148	289,944	285,976	251,961	181,105
Operating income					22,218	25,770	12,847	(1,849)	23,658	25,417	12,089	(7,615)
Continuing operations					13,293	14,877	6,585	(2,137)	13,819	14,205	5,606	(6,938)
Net income (loss)					$ 13,293	$ 14,877	$ 6,585	$ (2,137)	$ 13,819	$ 14,205	$ 5,606	$ (6,938)
Southwest Gas Corporation [Member]
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 366,485	$ 213,059	$ 260,162	$ 462,602
Operating income	113,029	5,065	27,489	131,067
Net Income	74,382	(4,024)	9,522	76,938
Operating revenues	366,485	213,059	260,162	462,602
Operating income	$ 113,029	$ 5,065	$ 27,489	$ 131,067